Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Foreign income (loss)	$ 3,686	$ 1,791
Unrecognized tax benefits	0	0
Penalties and interest accrued related to uncertain tax positions	0	0
Non-capital tax losses	96,495	17,728
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	13,148	12,683
Investment Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	3,762	$ 3,435
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Non-capital tax losses	$ 80,458